Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Unrealized foreign currency translation, tax expense (recovery)	$ (4)	$ 2	$ (3)	$ 4
Other, tax expense	$ 2	$ 1	$ 10	$ 1